LEASES - Lease and other financing obligations secured by assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Assets to secure lease and other financing obligations	¥ 1,562,461	¥ 707,130
Accounts receivable
Lessee, Lease, Description [Line Items]
Assets to secure lease and other financing obligations	110,391	128,353
Equipment, net
Lessee, Lease, Description [Line Items]
Assets to secure lease and other financing obligations	¥ 1,452,070	¥ 578,777